Intangible Assets, Net (Details) - Schedule of Estimated Aggregate Amortization Expenses $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Estimated Aggregate Amortization Expenses [Abstract]
2023	$ 80
2024	80
2025	80
2026	80
2027	80
Thereafter	402
Total	$ 802